Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	BROADMARK FUNDS
CIK	dei_EntityCentralIndexKey	0001561641
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 01, 2014
Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2014
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Broadmark Tactical Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Broadmark Tactical Plus Fund (the “Fund”) seeks to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Class shares or Institutional Class shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund's most recent fiscal year, the Fund’s portfolio turnover rate was 1,814% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	1814.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this Prospectus.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that if the Expense Limitation Agreement is not in effect after April 1, 2015, the Fund’s expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures and options on fixed-income instruments, such as futures on government securities.

The Adviser’s investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Adviser believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Adviser considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Adviser seeks to invest in futures, options and options on futures on indices, equity securities and other instruments in sectors and industries or groups of industries that the Adviser believes are attractive on a relative basis. Consistent with this approach, the Adviser may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis.

The Fund may also enter into forward foreign currency exchange contracts. For hedging and non-hedging (speculative) purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is a “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Adviser’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund, any one of which could adversely affect the Fund’s net asset value ("NAV") and total return, are set forth below.

Market Risk. The value of securities and other financial instruments may rise or decline due to daily fluctuations in the markets for securities and other financial instruments. Prices of stocks and other instruments change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In declining markets, security prices for all companies or issuers may decline regardless of their long-term prospects, and the Fund’s performance per share will change daily in response to such factors. To the extent that the Fund sells securities short, or engages in a short position, such positions may be affected adversely when prices increase. In addition, simultaneous adverse changes in uncorrelated short and long positions of the Fund increase volatility and the risk of loss to the Fund and its shareholders.

Exchange-Traded Fund Risk. Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

Many ETFs have obtained exemptive relief from the SEC permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940, as amended, (the "1940 Act"), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Derivative Risk. Investing in derivatives, including futures contracts, options contracts, options on futures contracts, forward currency contracts and swap agreements, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce the Fund’s returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets. Derivatives are subject to counterparty risk, which is the risk that the other party to the derivative transaction will default on its contractual obligations. Derivatives are also subject to the risk of greater sensitivity to interest rate changes and market price fluctuations than other securities. In addition, it is possible that a liquid secondary market for derivatives will not exist when the Fund seeks to sell or otherwise close a derivatives position, which could subject the Fund to losses. Losses related to derivatives positions may also result from unanticipated market movements. Such losses are potentially unlimited. The Adviser may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

The Fund may enter into futures contracts and related options and other commodity interest transactions as permitted under rules promulgated by the Commodity Futures Trading Commission (“CFTC”). The Fund has claimed exclusion under CFTC Rule 4.5 from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Currently, the Fund is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. If it were no longer eligible for the Rule 4.5 exclusion, the Fund could be required to register with the CFTC and be subject to CFTC rules and regulations. Such registration and regulation could potentially limit or restrict the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing its strategies.

Short Sale and Short Positions Risk. Selling short securities or engaging in short positions involves unlimited risk, including the possibility that losses to the Fund may exceed the original amount it invested. The Fund may be unable to close out a short position at an opportune time or at an attractive price. Because the Fund must borrow securities to engage in a short sale, the Fund must deliver the securities promptly, either by borrowing from another lender or buying the securities in the open market, if the lender demands that the securities be returned. Because short selling involves leverage, adverse changes in the value of securities sold short could result in losses greater than the proceeds obtained by the Fund in the short sale. In addition, simultaneous adverse changes in uncorrelated short and long positions of the Fund increase volatility and the risk of loss to the Fund and its shareholders.

Borrowing and Leverage Risk. Because borrowing for investment purposes creates leverage, the effect of any increase or decrease in the market price of securities or other financial instruments held in the Fund’s portfolio will be exaggerated with respect to the NAV of the Fund. This, in turn, may cause greater volatility. To the extent that the Fund borrows money, the borrowed amounts will be subject to interest and other costs, such as commitment fees and/or the cost of maintaining minimum average balances. These costs may exceed gain on the instruments purchased with the borrowed funds and reduce the Fund’s total return. Using leverage will adversely affect the Fund’s performance unless the income and capital appreciation, if any, on the instruments acquired with borrowed funds exceed the borrowing costs.

Hedging Risk. Although hedging activities are generally engaged in to help offset negative movements with respect to an investment, such activities will not always be successful. Moreover, hedging may cause the Fund to lose money and may reduce the opportunity for gain.

Equity Securities Risk. Investing in equity securities includes the risk that the securities selected for investment will not perform as anticipated, and the risk that the markets or sectors in which the Fund invests may experience periods of turbulence and instability. In addition, investing in equities involves the risk that domestic and global economies typically face periods of decline and cyclical change. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, may be attached to or acquired in connection with debt securities. Preferred stock pays dividends at a specified rate and has precedence over common stock as to the payment of dividends. In addition, the value of equity securities may be adversely affected by accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, changes in company management and, with respect to preferred stocks, fluctuations in response to changes in interest rates and the creditworthiness of the issuer.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in equity securities without regard to capitalization. Investing in securities of small-cap and mid-cap companies involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of small-cap and mid-cap companies have limited market liquidity, and their prices may be more volatile.

Debt Securities Risk. The debt securities in which the Fund may invest are subject to a variety of risks, including credit risk, interest rate risk, market risk, prepayment risk and extension risk. In addition, these securities are also subject to the risks associated with changes in investor demand and any weakening of a debt security issuer’s financial condition. Certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures.

• Credit Risk. Credit risk involves the risk that an issuer of debt securities may fail to make timely payments of interest or principal, or that a counterparty to a derivative transaction may default on its obligation under the contract. In addition, any change in the financial strength of an issuer or in the rating of a security may affect the security's value. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to the risk that such securities may become subject to a plan of reorganization that can diminish or eliminate their value.

• Interest Rate Risk. Interest rate risk involves the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

• Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

• Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Volatility and Creditworthiness Risk. The recent downgrade of the U.S. credit rating may adversely affect Fund performance. In August 2011, Standard & Poor’s Rating Services (“S&P”) downgraded the U.S. government's credit rating from AAA to AA+, and this unprecedented downgrade could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. These developments, and the government's credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, a decreased credit rating could create broader financial turmoil and uncertainty, which may negatively affect the value of Fund shares or the Fund’s performance.

Non-U.S. Securities and Emerging Market Securities Risk. The Fund may invest directly in foreign (non-U.S.) securities, including securities of issuers located in countries with emerging markets, and may invest in securities with exposure to the returns of an international market. The Fund may also invest in depositary receipts and similar equity securities, corporate debt securities and short-term debt obligations of foreign governments, and other foreign money market instruments. An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. To the extent that the Fund invests in securities issued by foreign companies, it will be subject to the risks associated with changes in currency rates and exchange control regulations, limited or no uniformity in accounting, auditing, and financial reporting standards pertaining to issuers and foreign service providers, the effect of foreign withholding taxes on dividends and interest (which may reduce the net return to Fund shareholders), the risk of currency value fluctuation, the risk of possible expropriation or confiscation and the risk of political or social instability, each of which could negatively affect the Fund. Investing in foreign securities in countries with newly organized or less developed securities markets typically involves greater risk than investing in securities of issuers in developed countries. Economic structures in emerging market countries are generally less diverse and established than those in developed countries. Investments in such countries may be adversely affected by, among other risks, government restrictions on foreign investment, sudden and substantial price declines, potentially smaller securities markets and lower trading volumes, which may cause relative illiquidity and greater volatility than investments in developed countries.

Recent Market Events. The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Securities in which the Fund invests, or the issuers of such securities, may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Cash and Cash Equivalents Risk. It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund's expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Management Risk. The Fund is actively managed and could experience losses if the Adviser’s judgment about markets, interest rates or particular investments proves to be incorrect. There can be no guarantee that the Adviser’s investment decisions will produce the desired results. Additionally, the Adviser may be limited by legislative, regulatory, or tax developments in connection with its management of the Fund.

Portfolio Turnover Risk. The Fund may engage in active trading of its portfolio securities to achieve its investment strategies, which may result in an increased portfolio turnover rate. Active trading may involve paying brokerage commissions and other transaction costs and could result in the realization of short-term capital gains. To the extent that the Fund has an increased portfolio turnover rate, the Fund's performance may be affected.

New Fund Risk. The Fund has a limited operating history. The Fund may not be successful in implementing its investment strategy or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the 1-year period ended December 31, 2013 and since the Fund's inception. The table compares the Fund's average annual total returns for the periods indicated to those of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.broadmarkfunds.com or by calling 1-877-742-8061.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the 1-year period ended December 31, 2013 and since the Fund's inception.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-877-742-8061
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.broadmarkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (years ended December 31) Investor Class shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
*	The Fund's calendar year-to-date returns for the first calendar quarter were -2.86% for Investor Class shares.

Annual Total Returns Investor Class Shares
Best Quarter:	4th Quarter, 2013	+9.64%
Worst Quarter:	2nd Quarter, 2013	-0.48%

Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date returns for the first calendar quarter
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(2.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.48%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Because indices cannot be invested in directly, the returns of the S&P 500 Index do not reflect a deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and will vary from the after-tax returns of Institutional Class shares, which have a different expense ratio.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Investor Class shares only and will vary from the after-tax returns of Institutional Class shares, which have a different expense ratio.

Broadmark Tactical Plus Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	32.39%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012	[1]
Broadmark Tactical Plus Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTPNX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	73.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	75.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(73.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	201
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	6,730
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	7,317
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	7,375
2013	rr_AnnualReturn2013	18.63%
1 Year	rr_AverageAnnualReturnYear01	18.63%
Since Inception	rr_AverageAnnualReturnSinceInception	18.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Broadmark Tactical Plus Fund | Investor Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.46%
Since Inception	rr_AverageAnnualReturnSinceInception	17.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Broadmark Tactical Plus Fund | Investor Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Broadmark Tactical Plus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTPIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	28.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	30.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(28.40%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.63%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	166
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	4,917
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	7,588
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 10,204
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	19.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012

[1]	The Standard & Poor's 500 Index (the "S&P 500 Index") is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by maret capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, the returns of the S&P 500 Index do not reflect a deduction for fees, expenses or taxes.
[2]	Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the "Financial Highlights" section of this Prospectus.
[3]	The Fund's investment adviser, Broadmark Asset Management LLC (the "Adviser"), has agreed, pursuant to a written amended and restated expense limitation agreement (the "Expense Limitation Agreement"), to reduce its investment management fees and/or reimburse other expenses of the Fund to the extent necessary to limit the current operating expenses (exclusive of brokerage costs, interest, taxes, dividends or interest on short positions, any acquired funds fees and expenses and any extraordinary expenses, such as litigation or indemnification costs) of each class of shares of the Fund to an annual rate (as a percentage of the Fund's average daily net assets) of 1.84% for Investor Class shares and 1.49% for Institutional Class shares. The Expense Limitation Agreement, currently in effect until April 1, 2015, may be terminated at any time, and without payment of any penalty, by the Board of Trustees (the "Board of Trustees" or the "Trustees") of Broadmark Funds (the "Trust"), on behalf of the Fund, upon 60 days' written notice to the Adviser. As described in the Expense Limitation Agreement, for the first, second and third fiscal years following a fiscal year during which the Adviser waived its fee or otherwise limited expenses of the Fund, the Adviser may seek from the Fund reimbursement for such waiver and/or payments by the Adviser that otherwise would have been payable by the Fund, unless such reimbursement would cause the Fund's annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends or interest on short positions, acquired funds fees and expenses and extraordinary expenses, such as litigation or indemnification costs) to exceed the stated limitations.